Summary of Change in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized Securities Gains (Losses), Beginning Balance			$ (8,396)	$ 1,924	$ 1,924	$ 1,495	$ (2,161)
Unrealized Securities Gains (Losses), Other comprehensive income (loss) before reclassification	1,732	(6,034)	4,364	(6,197)	(8,685)	2,987	5,759
Unrealized Securities Gains (Losses), Reclassification adjustment for gains included in net income	(72)	(38)	(323)	(346)	(995)	(2,558)	(2,103)
Unrealized Securities Gains (Losses), Net amortization of unrealized losses on securities transferred from available for sale to held to maturity			80
Unrealized Securities Gains (Losses), Net current period other comprehensive income (loss)			4,121	(6,543)
Unrealized Securities Gains (Losses), Ending Balance	(4,275)	(4,619)	(4,275)	(4,619)	(8,396)	1,924	1,495
Adjustments Related to Pension Plan, Beginning Balance			(472)	(1,488)	(1,488)	(2,082)	(142)
Adjustments Related to Pension Plan, Other comprehensive income(loss) before reclassification			0	0
Adjustments Related to Pension Plan, Reclassification adjustment for gains included in net income			0	0
Adjustments Related to Pension Plan, Net amortization of unrealized losses on securities transferred from available for sale to held to maturity			0
Adjustments Related to Pension Plan, Net current period other comprehensive income (loss)			0	0	(1,016)	(594)	1,940
Adjustments Related to Pension Plan, Ending Balance	(472)	(1,488)	(472)	(1,488)	(472)	(1,488)	(2,082)
Accumulated Other Comprehensive Income (Loss), Beginning Balance			(8,868)	436	436	(587)	(2,303)
Accumulated Other Comprehensive Income (Loss), Other comprehensive income (loss) before reclassification			4,364	(6,197)	(9,325)	2,987	5,759
Accumulated Other Comprehensive Income (Loss), Reclassification adjustment for gains included in net income			(323)	(346)	(995)	(2,558)	(2,103)
Accumulated Other Comprehensive Income (Loss), Net amortization of unrealized losses on securities transferred from available for sale to held to maturity	52	0	80	0	16	0	0
Accumulated Other Comprehensive Income (Loss),Net current period other comprehensive income (loss)	1,712	(6,072)	4,121	(6,543)	(9,304)	1,023	1,716
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ (4,747)	$ (6,107)	$ (4,747)	$ (6,107)	$ (8,868)	$ 436	$ (587)